Method of Accounting for the Purchase (Details) (USD $)	Jul. 31, 2012	Mar. 31, 2012
Method of Accounting for the Purchase (Details)
Purchase price	$ 55.5	$ 55.5
Purchase price allocation, equipment and other fixed assets	17.7
Purchase price allocation, intangible assets	3.5	3.5
Purchase price allocation, goodwill	$ 34.3	$ 34.6